LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt

	December 31,
	2020	2019

	(In thousands)
3.875% ANGI Group Senior Notes due August 15, 2028 (“ANGI Group Senior Notes”); interest payable each February 15 and August 15, commencing February 15, 2021	$500,000	$—
ANGI Group Term Loan due November 5, 2023 (“ANGI Group Term Loan”)	220,000	247,500
Total long-term debt	720,000	247,500
Less: current portion of ANGI Group Term Loan	—	13,750
Less: unamortized debt issuance costs	7,723	1,804
Total long-term debt, net	$712,277	$231,946

Schedule of Debt Instrument Redemption

Year	Percentage
2023	101.938%
2024	100.969%
2025 and thereafter	100.000%

Schedule of Aggregate Contractual Maturities of Long-term Debt

Years Ending December 31,	(In thousands)
2022	$27,500
2023	192,500
2028	500,000
Total	720,000
Less: unamortized debt issuance costs	7,723
Total long-term debt, net	$712,277